CASH AND CASH EQUIVALENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 633,958	$ 270,035
Mutual funds investment [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	9,424	1,798
Mutual funds investment [Member] | AAAfm [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 624,534	$ 268,237